As filed with the Securities and Exchange Commission on July 24, 2000.

-------------------------------------------------------------------------------

                                                             File Nos. 333-50879
                                                                       811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 6 /X/

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 17 /X/

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

ANTHONY POOLE, ESQUIRE                   TERRY R. YOUNG, ESQUIRE
GLENBROOK LIFE AND ANNUITY COMPANY       ALFS, INC.
3100 SANDERS ROAD, SUITE J5B             3100 SANDERS ROAD, SUITE J5B
NORTHBROOK, ILLINOIS 60062               NORTHBROOK, ILLINOIS 60062


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon  filing  pursuant to  paragraph  (b)of Rule 485
     __ on (date)  pursuant  to  paragraph  (b) of  Rule  485
     X  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     __ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES  BEING  REGISTERED:  Units of Interest in the Glenbrook Life
and  Annuity  Company  Separate  Account  A  under  Deferred   Variable  Annuity
Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding the optional Enhanced Death and Income Benefit Combination Rider II ("Rider II") to the AIM LifeTime Plus(TM) II Variable Annuity contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 1, 2000, included in the Registration Statement. Rider II will replace the current Enhanced Death and Income Benefit Combination Rider for Contracts issued on and after the effective date of the Amendment. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                       GLENBROOK LIFE AND ANNUITY COMPANY
              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                     SUPPLEMENT, DATED _______ 2000, TO THE
              AIM LIFETIME PLUS(TM) II VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2000

This supplement describes the optional Enhanced Death and Income Benefit Combination Rider II ("new Rider") now available with the AIM LifeTime Plus(TM) II Variable Annuity contract ("Contract") offered by Glenbrook Life and Annuity Company. The Enhanced Death and Income Benefit Combination Rider ("old Rider") described in your prospectus is not available with Contracts issued on or after the date of this supplement. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

There are a few differences between the new Rider, and the old Rider described in the May 1, 2000 prospectus for the Contract. Under the new Rider:

         1) The mortality and expense risk charge is 0.10% higher;

         2) When the enhanced income benefit is used to determine income payments, the enhanced income benefit (less applicable taxes) is applied only to the guaranteed rates for the Income Plan you elect;

         3) If you choose to receive income payments based on the enhanced income benefit there are two additional conditions: a) the Payout Start Date must occur during the 30 day period following the Contract Anniversary; and b) you must apply the enhanced income benefit to Fixed Amount Income Payments.

Accordingly, your prospectus is amended as follows:

Throughout the prospectus, replace all references to

o the "Enhanced Death and Income Benefit Combination Rider" with "Enhanced Death and Income Benefit Combination Rider II;"

o total Variable Account annual fees of "1.50%" (old Rider), with "1.60%" (new Rider); and

o a mortality and expense risk charge of "1.40%" (old Rider), with "1.50%" (new Rider).

Page 7: Replace the "Variable Account Annual Expenses" table with the following:


Without the Enhanced Death Benefit Option or
Enhanced Death and Income Benefit Combination Rider II

Mortality and Expense Risk Charge................................1.00%
Administrative Expense Charge....................................0.10%
Total Variable Account Annual Expenses...........................1.10%

With the Enhanced Death Benefit Option

Mortality and Expense Risk Charge................................1.20%
Administrative Expense Charge....................................0.10%
Total Variable Account Annual Expenses...........................1.30%

With the Enhanced Death and Income Benefit Combination Rider II

Mortality and Expense Risk Charge................................1.50%
Administrative Expense Charge....................................0.10%
Total Variable Account Annual Expenses...........................1.60%

Pages 8&9:  Replace Example 1 with the following:

Variable Sub-Account                                 1 Year        3 Years       5 Years       10 Years
--------------------                                 ------        -------       -------       --------

AIM V.I. Aggressive Growth                             $102          $179          $248          $434
AIM V.I. Balanced                                      $ 91          $147          $196          $332
AIM V.I. Blue Chip                                     $ 91          $147          $195          $331
AIM V.I. Capital Appreciation                          $ 86          $130          $167          $274
AIM V.I. Capital Development                           $111          $207          $293          $516
AIM V.I. Dent Demographic Trends                       $ 92          $150          $200          $341
AIM V.I. Diversified Income                            $ 86          $133          $172          $284
AIM V.I. Global Growth and Income                      $ 92          $149          $198          $338
AIM V.I. Global Utilities                              $ 89          $142          $187          $315
AIM V.I. Government Securities                         $ 87          $135          $176          $292
AIM V.I. Growth                                        $ 86          $130          $167          $274
AIM V.I. Growth and Income                             $ 86          $131          $169          $278
AIM V.I. High Yield                                    $ 92          $150          $201          $323
AIM V.I. International Equity                          $ 88          $137          $179          $299
AIM V.I. Money Market                                  $ 84          $127          $161          $261
AIM V.I. Telecommunications and Technology             $ 91          $146          $194          $328
AIM V.I. Value                                         $ 86          $131          $169          $277


Page 9:  Replace Example 2 with the following:

Variable Sub-Account                                  1 Year        3 Years       5 Years       10 Years
--------------------                                  ------        -------       -------       --------

AIM V.I. Aggressive Growth                             $42           $126          $212          $434
AIM V.I. Balanced                                      $30           $ 93          $158          $332
AIM V.I. Blue Chip                                     $30           $ 93          $158          $331
AIM V.I. Capital Appreciation                          $24           $ 75          $129          $274
AIM V.I. Capital Development                           $52           $156          $259          $516
AIM V.I. Dent Demographic Trends                       $31           $ 96          $163          $341
AIM V.I. Diversified Income                            $26           $ 78          $134          $284
AIM V.I. Global Growth and Income                      $31           $ 95          $161          $338
AIM V.I. Global Utilities                              $29           $ 88          $150          $315
AIM V.I. Government Securities                         $26           $ 81          $137          $292
AIM V.I. Growth                                        $24           $ 75          $129          $274
AIM V.I. Growth and Income                             $25           $ 77          $131          $278
AIM V.I. High Yield                                    $32           $ 96          $164          $343
AIM V.I. International Equity                          $27           $ 83          $141          $299
AIM V.I. Money Market                                  $23           $ 71          $122          $261
AIM V.I. Telecommunications and Technology             $30           $ 92          $156          $328
AIM V.I. Value                                         $25           $ 76          $130          $277


Page 33: Add the following to the third paragraph under the Enhanced Death and Income Benefit Combination Rider II:

In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

Page 33: Add the following after the third paragraph under the Enhanced Death and Income Benefit Combination Rider II:

         This minimum amount is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

         The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

Page 33: Replace the second bullet to the fourth paragraph under the "Enhanced Death and Income Benefit Combination Rider II" with the following:

o    occurs during the 30 day period following a Contract Anniversary.

Page 34: Replace the first sentence in the fifth paragraph under "Enhanced Death and Income Benefit Combination Rider II" with the following:

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate.

PART B


          SUPPLEMENT DATED _____ 2000 TO THE AIM LIFETIME PLUSTM II VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000
            OF GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                      OF GLENBROOK LIFE AND ANNUITY COMPANY


The following is added to the section entitled "Standardized Total Returns":

Contracts with the Enhanced Death and Income Benefit Combination Rider II were first offered to the public as of the effective date of this supplement. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death and Income Benefit Combination Rider II, as well as the withdrawal and contract maintenance charges.

(With the Enhanced  Death And Income Benefit Combination Rider II)


                                                                            10 Years or Since
Variable Sub-Account                           One Year       Five Years    Sub-Account Inception

AIM V.I. Aggressive Growth                      33.85%            N/A           17.24%
AIM V.I. Balanced                               10.37%            N/A           12.44%
AIM V.I. Blue Chip                              N/A               N/A           N/A
AIM V.I. Capital Appreciation                   33.80%            N/A           18.13%
AIM V.I. Capital Development                    19.44%            N/A            5.16%
AIM V.I. Dent Demographic Trends                N/A               N/A           N/A
AIM V.I. Diversified Income                     -3.53%            N/A            0.80%
AIM V.I. Global Growth and Income               N/A               N/A           N/A
AIM V.I. Global Utilities                       23.57%            N/A           17.02%
AIM V.I. Government Securities                  -2.94%            N/A            1.49%
AIM V.I. Growth                                 25.12%            N/A           21.90%
AIM V.I. Growth and Income                      24.20%            N/A           22.20%
AIM V.I. High Yield                              2.25%            N/A           -6.58%
AIM V.I. International Equity                   43.46%            N/A           19.50%
AIM V.I. Money Market                            2.99%            N/A            2.12%
AIM V.I. Telecommunications and Technology      N/A               N/A           N/A
AIM V.I. Value                                  20.18%            N/A           19.19%


The  following table is added to the section  entitled  "Non-Standardized  Total
     Returns":

Contracts with the Enhanced Death and Income Benefit  Combination  Rider II were first offered to the public as of the  effective  date of this  supplement.  The
Variable  Sub-Accounts  were  available  for  investment  prior  to  that  date.
Accordingly,  performance  figures for the Variable  Sub-Accounts  prior to that date reflect the historical performance of the Variable  Sub-Accounts,  adjusted
to  reflect  the  current   asset-based  charges  that  apply  to  the  Variable
Sub-Accounts  under the  Contracts  with the Enhanced  Death and Income  Benefit
Combination Rider II, but not the withdrawal and contract maintenance charges.


(With the Enhanced  Death And Income Benefit Combination Rider II)

                                                                            10 Years or Since
Variable Sub-Account                           One Year       Five Years    Sub-Account Inception

AIM V.I. Aggressive Growth                      42.38%            N/A           21.70%
AIM V.I. Balanced                               17.41%            N/A           16.72%
AIM V.I. Blue Chip                              N/A               N/A           N/A
AIM V.I. Capital Appreciation                   42.32%            N/A           19.45%
AIM V.I. Capital Development                    27.05%            N/A            9.18%
AIM V.I. Dent Demographic Trends                N/A               N/A           N/A
AIM V.I. Diversified Income                     -3.48%            N/A            1.95%
AIM V.I. Global Growth and Income               N/A               N/A           N/A
AIM V.I. Global Utilities                       31.44%            N/A           18.33%
AIM V.I. Government Securities                  -2.88%            N/A            2.65%
AIM V.I. Growth                                 33.09%            N/A           23.26%
AIM V.I. Growth and Income                      32.12%            N/A           23.56%
AIM V.I. High Yield                              8.77%            N/A           -3.01%
AIM V.I. International Equity                   52.59%            N/A           20.84%
AIM V.I. Money Market                            3.05%            N/A            3.28%
AIM V.I. Telecommunications and Technology      N/A               N/A           N/A
AIM V.I. Value                                  27.84%            N/A           20.52%



The  following table is added to the section entitled "Adjusted Historical Total
     Returns":

(With the Enhanced  Death And Income Benefit Combination Option II)


                                                                            10 Years or Since
Variable Sub-Account                           One Year       Five Years    Sub-Account Inception

AIM V.I. Aggressive Growth                      33.85%            N/A           17.24%
AIM V.I. Balanced                               10.37%            N/A           12.44%
AIM V.I. Blue Chip                              N/A               N/A           N/A
AIM V.I. Capital Appreciation                   33.80%            21.79%        19.37%
AIM V.I. Capital Development                    19.44%            N/A            5.16%
AIM V.I. Dent Demographic Trends                N/A               N/A           N/A
AIM V.I. Diversified Income                     -3.53%             3.78%         1.95%
AIM V.I. Global Growth and Income               -7.63%            10.49%         9.40%
AIM V.I. Global Utilities                       23.57%            18.31%        15.33%
AIM V.I. Government Securities                  -2.94%             3.71%         2.55%
AIM V.I. Growth                                 25.12%            24.71%        19.21%
AIM V.I. Growth and Income                      24.20%            24.68%        21.43%
AIM V.I. High Yield                              2.25%            N/A           -6.58%
AIM V.I. International Equity                   43.46%            18.74%        16.30%
AIM V.I. Money Market                            2.99%             2.50%         2.48%
AIM V.I. Telecommunications and Technology      91.13%            30.37%        26.90%
AIM V.I. Value                                  20.18%            22.89%        19.72%


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 24th day of July, 2000.

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


                                      By: /s/MICHAEL J. VELOTTA
                                        -----------------------
                                        Michael J. Velotta
                                        Vice President, Secretary and
                                        General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 24th day of July, 2000.



*/THOMAS J. WILSON, II               President and Chief Operating Officer
----------------------
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA                Vice President, Secretary, General Counsel
----------------------                        and Director
Michael J. Velotta

*/KEVIN R. SLAWIN                    Vice President
------------------                   (Principal Financial Officer)
Kevin R. Slawin

*/MARGARET G. DYER                   Director
-------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                  Vice President and Director
-------------------
Marla G. Friedman

*/JOHN C. LOUNDS                     Director
------------------
John C. Lounds

*/STEVEN C. VERNEY                   Director
-------------------
Steven C. Verney

*/J. KEVIN MCCARTHY                  Director
--------------------
J. Kevin McCarthy

*/CASEY J. SYLLA                     Chief Investment Officer and
-----------------                    Director
Casey J. Sylla


*/SAMUEL H. PILCH                   Controller
----------------------               (Principal Accounting Officer)
Samuel H. Pilch



*/  By Michael J. Velotta, pursuant to Power of Attorney, previously filed.